Note 3 - Fair Value of Financial Instruments (Q1) (Details) - USD ($)	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Assets, Fair Value Disclosure	$ 264,193		$ 324,870	$ 452,301
Fair Value, Nonrecurring [Member]
Fair Value Measurement with Unobservable Inputs, Liability, Realized Gain (Loss)	0	$ 0
Assets, Fair Value Disclosure	0	0	0	0
Financial and Nonfinancial Liabilities, Fair Value Disclosure	$ 0	$ 0	$ 0	$ 0